united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 04/30

Date of reporting period: 01/31/2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Holbrook Income Fund
Portfolio of Investments (Unaudited)
January 31, 2020

Shares			Variable Rate (%)	Coupon %		Maturity	Fair Value
		PREFERRED STOCK - 4.2%
		COUNTRY FUNDS-CLOSED-END - 1.1%
49,828		Priority Income Fund, Inc.		6.250		12/31/2023	$ 1,253,423
10,000		Priority Income Fund, Inc.		6.375		12/31/2024	249,000
							1,502,423
		FINANCIAL SERVICES-CLOSED END FUNDS - 0.9%
13,000		OFS Credit Co., Inc.		6.875		3/31/2024	339,300
37,949		RiverNorth Marketplace Lending Corporation		5.875		10/31/2024	984,777
							1,324,077
		INSURANCE - 0.4%
32,294		AmTrust Financial Services, Inc.		7.750		Perpetual	590,980

		INVESTMENT COMPANIES - 0.1%
4,159		Gladstone Investment Corp.		6.250		9/30/2023	106,387
3,000		Gladstone Investment Corp.		6.375		8/31/2025	77,850
							184,237
		OIL & GAS - 0.7%
60,818		Nabors Industries Ltd.		6.000		5/1/2021	1,037,555

		REAL ESTATE - 1.0%
1,500		UIRC-GSA International LLC **		6.000	++	Perpetual	1,500,000

		TOTAL PREFERRED STOCK (Cost - $6,101,661)					6,139,272
Principal
		CORPORATE BONDS - 78.8%
		AUTOMOBILE ABS - 0.3%
$ 500,000		Luxury Lease Partners Auto Lease Trust 2019-ARC1 **		8.000		12/15/2026	504,994

		BANKS - 13.9%
15,000		Bank of America Corp.	4(USISDA30-USISDA05-0.250%)	0.136	+	2/28/2024	12,881
46,000		Bank of America Corp.	CPI YOY + 1.100%	2.864	+	11/19/2024	46,172
145,000		Bank of Nova Scotia	4(CMS30-CMS2-0.250%)	0.000	+	7/29/2033	103,718
547,000		Bank of Nova Scotia	4(USISDA30-USISDA02-1.00%)	0.000	+	1/30/2034	392,363
525,000		Barclays Bank PLC	CPI YOY + 0.800%	2.564	+	8/24/2021	525,262
5,000		Barclays Bank PLC	4(USISDA30-USISDA05-0.250%)	0.252	+	6/17/2033	3,685
90,000		BNP Paribas SA	4(USISDA30-USISDA05-2.00%)	0.000	+	4/30/2033	57,897
1,095,000		BNP Paribas SA	4(CMS30-CMS5)	1.244	+	4/30/2033	756,393
50,000		Citigroup, Inc.	CPI YOY + 1.000%	3.051	+	9/29/2024	50,295
81,000		Citigroup, Inc.	5(USISDA30-USISDA05)	1.530	+	1/29/2029	66,282
250,000		Citigroup, Inc.	5(USISDA30-USISDA05)	1.385	+	5/30/2029	204,450
60,000		Citigroup, Inc.	4(USISDA30-USISDA02)	1.356	+	7/30/2029	43,500
25,000		Citigroup, Inc.	4(USISDA30-USISDA02)	0.984	+	11/26/2029	18,250
826,000		Citigroup, Inc.	9(USISDA30-USISDA05-0.250%)	0.459	+	6/18/2034	609,505
247,000		Citigroup, Inc.	5(USISDA30-USISDA02)	1.695	+	7/30/2034	159,932
550,000		Citigroup, Inc.	4.5(USISDA30-USISDA02)	1.022	+	8/29/2034	345,125
175,000		Citigroup, Inc.	4(USISDA30-USISDA02)	1.364	+	10/31/2034	112,656
391,000		Citigroup, Inc.	10(USISDA30-USISDA02-0.875%)	0.000	+	4/30/2035	222,870
140,000		Credit Suisse AG	8(USISDA30-USISDA02)	0.560	+	7/31/2030	101,850
266,000		Credit Suisse AG	7(USISDA30-USISDA02)	1.589	+	8/28/2030	191,520
1,000,000		Customers Bancorp, Inc.		3.950		6/30/2022	1,020,809
1,473,000		Customers Bancorp, Inc.		4.500		9/25/2024	1,512,177
1,500,000		Eagle Bancorp, Inc.		5.750		9/1/2024	1,617,706
605,000		Goldman Sachs Group, Inc.	4(USISDA30-USISDA05)	1.428	+	11/19/2027	546,313
250,000		Goldman Sachs Group, Inc.	4(USISDA30-USISDA05-0.200%)	0.696	+	2/11/2028	202,788
118,000		Goldman Sachs Group, Inc.	4(CMS30-CMS5-0.150%)	0.804	+	2/28/2028	96,465
1,433,000		Goldman Sachs Group, Inc.	4(USISDA30-USISDA05-0.800%)	0.316	+	3/6/2028	1,160,601
45,000		Goldman Sachs Group, Inc.	4(USISDA30-USISDA05-0.200%)	0.044	+	3/22/2028	36,407
199,000		Goldman Sachs Group, Inc.	4(CMS30-CMS5-0.250%)	0.216	+	5/23/2028	158,797
482,000		Goldman Sachs Group, Inc.	4(CMS30-CMS5-0.250%)	0.108	+	5/30/2028	384,466
45,000		Goldman Sachs Group, Inc.	4(CMS30-CMS5-0.200%)	0.316	+	6/6/2028	38,010
200,000		Goldman Sachs Group, Inc.	5(CMS30-CMS5)	1.790	+	8/15/2028	169,880
35,000		Goldman Sachs Group, Inc.	4.25(USISDA30-USISDA05)	1.313	+	11/13/2028	29,200
5,000		Goldman Sachs Group, Inc.	5(USISDA30-USISDA05-0.330%)	1.235	+	3/19/2029	4,478
40,000		Goldman Sachs Group, Inc.	4(CMS30-CMS2-0.250%)	0.000	+	11/21/2029	32,072
55,000		HSBC USA, Inc.	4.6(USISDA30-USISDA05-0.300%)	1.012	+	12/4/2028	49,907
120,000		JPMorgan Chase & Co.	4(USISDA30-USISDA05-0.275%)	0.184	+	9/20/2023	112,572
815,000		Manufacturers & Traders Trust Co.	1 Month LIBOR + 1.215%	2.874	+	12/28/2020	815,470
50,000		Morgan Stanley	CPI YOY + 2.000%	3.764	+	4/25/2023	51,187
Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
January 31, 2020

Principal			Variable Rate (%)	Coupon %		Maturity	Fair Value
		CORPORATE BONDS - 78.8% (Continued)
		BANKS - 13.9% (Continued)
$ 100,000		Morgan Stanley	CPI YOY + 2.000%	3.764	+	5/17/2023	$ 102,125
34,000		Morgan Stanley	USISDA10	1.564	+	3/27/2025	31,747
50,000		Morgan Stanley	6(USISDA30-USISDA02)	0.420	+	8/31/2026	41,313
92,000		Morgan Stanley	5(USISDA30-USISDA02)	2.145	+	3/30/2027	75,210
69,000		Morgan Stanley	4(USISDA30-USISDA5)	0.000	+	6/28/2028	55,114
340,000		Morgan Stanley	4(USISDA30-USISDA05-0.200%)	0.026	+	6/28/2028	263,925
100,000		Morgan Stanley	10(USISDA30-USISDA02)	2.280	+	11/30/2030	76,000
1,858,000		Morgan Stanley	2.7(CMS30-CMS2)	3.196	+	8/12/2031	1,632,718
213,000		Morgan Stanley	5(USISDA30-USISDA02)	2.015	+	3/15/2032	156,023
59,000		Morgan Stanley	6(USISDA30-USISDA02)	2.574	+	3/30/2032	43,955
520,000		Morgan Stanley	4.5(USISDA30-USISDA05)	1.395	+	8/19/2033	385,450
138,000		Morgan Stanley	4(USISDA30-USISDA02)	0.920	+	11/27/2033	95,565
195,000		Morgan Stanley	4(USISDA30-USISDA02)	0.912	+	2/28/2034	129,431
230,000		Morgan Stanley Finance LLC	20(USISDA30-USISDA02)	4.560	+	12/30/2036	195,213
150,000		Morgan Stanley Finance LLC	8(USISDA30-USISDA02)	3.432	+	3/30/2037	98,438
561,000		Morgan Stanley Finance LLC	20(USISDA30-USISDA02)	7.140	+	4/28/2037	474,045
870,000		Morgan Stanley Finance LLC	10(CMS30-CMS2)	2.770	+	9/29/2037	576,375
1,493,000		Natixis US Medium-Term Note Program LLC	4(USISDA30-USISDA05)	3.110	+	7/31/2028	1,348,627
410,000		Natixis US Medium-Term Note Program LLC	5(USISDA30-USISDA05)	2.295	+	9/30/2028	324,413
677,000		Natixis US Medium-Term Note Program LLC	5.5(USISDA30-USISDA05)	1.562	+	2/28/2029	560,218
90,000		Natixis US Medium-Term Note Program LLC	8(USISDA30-USISDA02)	0.336	+	11/30/2030	65,813
450,000		Natixis US Medium-Term Note Program LLC	4.5(USISDA30-USISDA05)	1.278	+	8/29/2033	390,420
276,000		Natixis US Medium-Term Note Program LLC	5(USISDA30-USISDA05)	1.755	+	11/27/2033	219,420
50,000		Natixis US Medium-Term Note Program LLC	7(USISDA30-USISDA02)	0.483	+	10/31/2034	32,563
50,000		Royal Bank of Canada	4.5(USISDA30-USISDA05)	2.066	+	6/30/2029	43,100
120,000		Royal Bank of Canada	4(USISDA30-USISDA02-1%)	0.500	+	7/31/2034	92,340
67,000		Royal Bank of Canada	4(USISDA30-USISDA02-1%)	0.000	+	9/29/2034	52,595
114,000		Wells Fargo & Co.	CPI YOY + 1.250%	3.014	+	5/28/2021	109,109
45,000		Wells Fargo & Co.	CPI YOY + 0.850%	2.614	+	12/11/2023	44,269
400,000		Wells Fargo & Co.	CPI YOY + 1.000%	2.764	+	2/24/2027	404,480
							20,183,925
		DIVERSIFED FINANCIAL SERVICES - 5.7%
20,000		B. Riley Financial, Inc.		6.500		9/30/2026	505,000
24,100		B. Riley Financial, Inc.		6.750		5/31/2024	610,212
15,700		B. Riley Financial, Inc.		6.875		9/30/2023	397,995
25,870		B. Riley Financial, Inc.		7.375		5/31/2023	663,307
50,000		Citigroup Global Markets Holdings, Inc.	CPI YOY + 1.350%	3.061	+	8/31/2028	51,580
2,000,000		Cowen, Inc.		7.250		5/6/2024	2,099,732
789,000		Jefferies Group LLC	10(USISDA30-USISDA02)	1.455	+	4/28/2033	587,805
118,000		Jefferies Group LLC	7.5(USISDA30-USUSDA02)	2.432	+	5/31/2034	86,140
875,000		Jefferies Group LLC	10(USISDA10-USISDA02)	1.415	+	6/30/2037	660,625
33,000		Jefferies Group LLC	9(USISDA30-USISDA02)	2.918	+	7/31/2037	23,595
92,000		Jefferies Group LLC	9(USISDA10-USISDA02)	8.000	+	8/31/2037	76,475
305,000		Jefferies Group LLC	8(USISDA10-USISDA02)	8.000	+	9/30/2037	222,650
761,000		Jefferies Group LLC	10(USISDA10-USISDA02)	1.415	+	10/31/2037	555,530
14,929		Ladenburg Thalmann Financial Services, Inc.		7.750		6/30/2029	350,533
69,248		Medley LLC		7.250		1/30/2024	1,298,400
39,000		Morgan Stanley & Co. LLC	5(CMS30-CMS2)	1.125	+	1/21/2026	32,857
							8,222,436
		FINANCIAL SERVICES-CLOSED-END FUNDS - 0.7%
2,836		Eagle Point Credit Co., Inc.		6.750		9/30/2027	73,027
950,000		Nuveen Senior Income Fund		2.000	++	11/1/2021	940,500
							1,013,527
		INSURANCE - 1.5%
1,765,000		AmTrust Financial Services, Inc.		6.125		8/15/2023	1,819,713
41,930		Atlas Financial Holdings, Inc.		6.625		4/26/2022	283,028
50,000		Prudential Financial, Inc.	CPI YOY + 2.000%	3.764	+	11/2/2020	49,402
							2,152,143
		INVESTMENT COMPANIES - 27.9%
2,250,000		Capital Southwest Corp.		5.375		10/1/2024	2,440,530
27,268		Capital Southwest Corp.		5.950		12/15/2022	702,969
67,535		Capitala Finance Corp.		5.750		5/31/2022	1,693,778
47,455		Capitala Finance Corp.		6.000		5/31/2022	1,191,121
59,891		Fidus Investment Corp.		6.000		2/15/2024	1,542,193
59,114		Fidus Investment Corp.		5.375		11/1/2024	1,519,525
59,977		Gladstone Capital Corp.		6.125		11/1/2023	1,554,604
Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
January 31, 2020

Principal			Variable Rate (%)	Coupon %		Maturity	Fair Value
		CORPORATE BONDS - 78.8% (Continued)
		INVESTMENT COMPANIES - 27.9% (Continued)
$ 27,900		Gladstone Capital Corp.		5.375		11/1/2024	$ 732,375
48,453		Great Elm Capital Corp.		6.500		9/18/2022	1,220,047
55,247		Great Elm Capital Corp.		6.500		6/30/2024	1,390,843
24,096		Harvest Capital Credit Corp.		6.125		9/15/2022	613,725
7,011		Horizon Technology Finance Corp.		6.250		9/15/2022	180,603
126,052		Investcorp Credit Management BDC, Inc.		6.125		7/1/2023	3,167,687
19,815		Medallion Financial Corp.		9.000		4/15/2021	517,172
9,863		Medley Capital Corp.		6.500		1/30/2021	246,772
46,921		Medley Capital Corp.		6.125		3/30/2023	1,087,160
101,780		Monroe Capital Corp.		5.750		10/31/2023	2,605,568
79,234		MVC Capital, Inc.		6.250		11/30/2022	2,023,636
34,263		New Mountain Finance Corp.		5.750		10/1/2023	882,296
9,880		Newtek Business Services Corp.		6.250		3/1/2023	254,015
105,437		Newtek Business Services Corp.		5.750		8/1/2024	2,733,981
7,000		OFS Capital Corp.		6.500		10/31/2025	177,730
25,000		OFS Capital Corp.		5.950		10/31/2026	619,500
28,500		Oxford Square Capital Corp.		6.250		4/30/2026	731,595
102,794		PennantPark Investment Corp.		5.500		10/15/2024	2,638,722
97,009		Portman Ridge Finance Corp.		6.125		9/30/2022	2,449,477
10,000		Saratoga Investment Corp.		6.250		8/31/2025	261,560
6,035		Stellus Capital Investment Corp.		5.750		9/15/2022	154,345
63,285		THL Credit, Inc.		6.750		12/30/2022	1,611,236
52,825		THL Credit, Inc.		6.125		10/30/2023	1,381,205
70,000		Trinity Capital, Inc. **		7.000		1/16/2025	1,785,000
10,575		TriplePoint Venture Growth BDC Corp.		5.750		7/15/2022	272,729
5,000		WhiteHorse Finance, Inc.		6.500		11/30/2025	132,250
							40,515,949
		MACHINERY - DIVERSIFIED - 1.0%
1,500,000		Briggs & Stratton Corp.		6.875		12/15/2020	1,444,350

		MULTI-NATIONAL - 0.3%
443,000		International Bank for Reconstruction & Development	4.5(USISDA30-USISDA05)	1.247	+	5/30/2034	365,475

		OIL & GAS - 3.2%
250,000		Antero Resources Corp.		5.375		11/1/2021	239,205
1,566,000		Continental Resources, Inc.		5.000		9/15/2022	1,575,019
1,250,000		Gulfport Energy Corp.		6.625		5/1/2023	853,512
750,000		Montage Resources Corp.		8.875		7/15/2023	630,930
250,000		Oasis Petroleum, Inc.		6.875		3/15/2022	240,625
106,000		Texaco Capital, Inc.	3 Month LIBOR - 0.225%	1.677	+	11/4/2038	105,924
1,000,000		Whiting Petroleum Corp.		5.750		3/15/2021	937,250
							4,582,465
		OIL & GAS SERVICES - 0.3%
500,000		SESI LLC		7.125		12/15/2021	441,250

		OTHER ABS - 17.6%
995,000		Black Diamond CLO 2016-1 Ltd. **	3 Month LIBOR + 1.750%	3.544	+	4/26/2031	989,231
2,000,000		Carbone Clo Ltd. **	3 Month LIBOR + 1.800%	3.627	+	1/20/2031	1,986,000
3,000,000		Cerberus Loan Funding XXII LP **	3 Month LIBOR + 1.400%	3.231	+	4/15/2030	2,975,706
2,000,000		Deerpath Capital CLO 2018-1 LTD. **	3 Month LIBOR + 2.500%	4.331	+	1/15/2031	2,000,946
2,000,000		East West Investment Management CLO 2019-1 Ltd. **	3 Month LIBOR + 7.410%	9.362	+	10/20/2033	2,000,000
2,000,000		Nassau 2018-II Ltd. **	3 Month LIBOR + 2.550%	4.381	+	10/15/2031	1,968,732
3,171,000		Peaks CLO 1 Ltd. **	3 Month LIBOR + 1.410%	3.204	+	7/25/2030	3,142,049
2,000,000		Peaks CLO 2 Ltd. **	3 Month LIBOR + 2.300%	4.119	+	7/20/2031	2,002,500
2,000,000		Saratoga Investment Corp CLO 2013-1 Ltd. **	3 Month LIBOR + 2.300%	4.119	+	1/20/2030	2,001,520
1,500,000		Shackleton 2013-IV-R CLO Ltd. **	3 Month LIBOR + 1.900%	3.748	+	4/13/2031	1,471,215
2,000,000		Strata CLO I Ltd. **	3 Month LIBOR + 2.200%	4.031	+	1/15/2031	1,949,944
3,000,000		Z Capital Credit Partners CLO 2019-1 Ltd. **	3 Month LIBOR + 2.700%	4.543	+	7/16/2031	3,008,439
							25,496,282
		PIPELINES - 1.9%
2,775,000		MPLX LP **		6.250		10/15/2022	2,829,243

		PRIVATE EQUITY - 0.6%
400,000		Hercules Capital, Inc.		4.625		10/23/2022	405,412
15,690		Hercules Capital, Inc.		5.250		4/30/2025	403,390
							808,802
Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
January 31, 2020

Principal				Coupon %		Maturity	Fair Value
		CORPORATE BONDS - 78.8% (Continued)
		REITS - 3.7%
$ 1,600,000		CBL & Associates LP		5.250		12/1/2023	$ 964,664
58,877		Ready Capital Corp.		6.500		4/30/2021	1,505,485
57,400		Sachem Capital Corp.		7.125		6/30/2024	1,482,068
58,946		Sachem Capital Corp.		6.875		12/30/2024	1,488,387
							5,440,604
		RETAIL - 0.2%
250,000		GameStop Corp. **		6.750		3/15/2021	244,063

		TOTAL CORPORATE BONDS (Cost - $113,487,531)					114,245,508

		CONVERTIBLE BONDS- 3.6%
		INVESTMENT COMPANIES - 1.3%
1,300,000		BlackRock Capital Investment Corp.		5.000		6/15/2022	1,314,625
500,000		New Mountain Finance Corp.		5.750		8/15/2023	531,935
50,000		Prospect Capital Corp.		4.750		4/15/2020	50,217
							1,896,777
		PRIVATE EQUITY - 0.4%
600,000		Hercules Capital, Inc.		4.375		2/1/2022	617,280

		REITS - 1.1%
1,500,000		New York Mortgage Trust, Inc.		6.250		1/15/2022	1,543,125

		TRANSPORTATION - 0.8%
1,250,000		Golar LNG Ltd.		2.750		2/15/2022	1,082,813

		TOTAL CONVERTIBLE BOND (Cost - $5,095,327)					5,139,995

		UNITED STATES GOVERNMENT SECURITIES - 12.8%
1,098,330	^	United States Treasury Inflation Indexed Bonds		0.125		4/15/2020	1,097,397
6,511,380	^	United States Treasury Inflation Indexed Bonds		0.125		4/15/2021	6,497,047
5,288,100	^	United States Treasury Inflation Indexed Bonds		0.125		4/15/2022	5,298,916
5,571,650	^	United States Treasury Inflation Indexed Bonds		0.125		1/15/2023	5,610,851
		TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $18,373,110)					18,504,211

Shares
		SHORT-TERM INVESTMENTS - 2.0%
2,949,767		Fidelity Institutional Money Market Portfolio, Class I, 1.46% *
		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,949,767)					2,949,767

		TOTAL INVESTMENTS - 101.4% (Cost - $146,007,396)					$ 146,978,753
		LIABILITIES LESS OTHER ASSETS - (1.4) %					(2,039,864)
		NET ASSETS - 100.0%					$ 144,938,889

+ Variable rate security, rate shown represents the rate at January 31, 2020.
++ Step rate, rate shown represents the rate at January 31, 2020.
* Rate shown represents the rate at January 31, 2020, is subject to change and resets daily.
** Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At January 31, 2020, these securities amounted to $32,359,582 of 22.33% of net assets.
^ Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates

LIBOR - London Interbank Offered Rate
CMS2 - Constant Maturity Swap 2 Year Rate
CMS5 - Constant Maturity Swap 5 Year Rate
CMS30 - Constant Maturity Swap 30 Year Rate
CPI YOY - Consumer Price Index Year over Year
USISDA02 - 2 Year USD ICE Swap Rate
USISDA5 - 5 Year USD ICE Swap Rate
USISDA10 - 10 Year USD ICE Swap Rate
USISDA30 - 30 Year USD ICE Swap Rate

Holbrook Income Fund
Notes to Portfolio of Investments (Unaudited)
January 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.   The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. The fair value committee is composed of one or more representatives from each of the (i) Trust, (ii)administrator, and (iii) advise. The applicable investments are valued collectively via inputs from each groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Holbrook Income Fund
Notes to Portfolio of Investments (Unaudited) (Continued)
January 31, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2020, for the Fund’s assets and liabilities measured at fair value:

Assets *			Level 1	Level 2	Level 3	Total
Preferred Stock			$ 6,139,272	$ -	$ -	$ 6,139,272
Corporate Bonds			-	114,245,508	-	114,245,508
Convertible Bond			-	5,139,995	-	5,139,995
United States Government Securities			-	18,504,211	-	18,504,211
Short-Term Investments			2,949,767	-	-	2,949,767
Total Assets			$ 9,089,039	$ 137,889,714	$ -	$ 146,978,753

The Fund did not hold any Level 3 securities during the period.
* Refer to the Schedule of Investments for industry classifications.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at January 31, 2020, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Holbrook Income Fund	$ 146,067,951	$ 2,093,491	$ (1,182,689)	$ 910,802

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date: 3/20/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date: 03/20/2020

By

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date: 03/20/2020